Schedule of Estimated Useful Lives Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 1 | $	$ 20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 2	50
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 3 | $	$ 3
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 4	20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 5 | $	$ 3
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 6	5
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 7	5
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 8 | $	$ 3
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Property, Plant And Equipment 9	10